Debt - Schedule of revenue liability activity (Details) $ in Thousands	3 Months Ended
Dec. 31, 2024 USD ($)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Change in fair value of purchased revenue liability	$ 900
Ending Balance as of December 31, 2024	$ 6,800